Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details)	12 Months Ended
Sep. 30, 2024
Licenses [Member] | Top of range [member]
Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	18 years
Software Member
Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Others [Member]
Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Development costs [Member]
Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details) [Line Items]
Description of useful life, property, plant and equipment	Period of expected future sales from the related project [1]
Bottom of range [member] | Licenses [Member]
Summary of Accounting Policies - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years

[1]	Amortization of the asset begins when development is completed, and the asset is available for use.